Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Net Income (Loss) Per Share

The net income (loss) per share presented in the statement of operations is based on the following:

	For the Year Ended December 31, 2023	For the Period from January 7, 2022 (inception) through December 31, 2022
Net income	$1,336,935	$404,616
Accretion of carrying value to redemption value	(4,156,240)	(10,472,899)
Net loss including accretion of carrying value to redemption value	$(2,819,305)	$(10,068,283)

Schedule of Basic and Diluted Net Income/(loss) Per Share
	For the Year Ended December 31, 2023			For the Period From January 7, 2022 (inception) through December 31, 2022
	Redeemable Common Stock	Non- Redeemable Common Stock	Total	Redeemable Common Stock	Non- Redeemable Common Stock	Total
Basic and diluted net income/(loss) per share:
Numerators:
Allocation of net loss including carrying value to redemption value	$(1,992,897)	$(826,408)	$(2,819,305)	$(6,805,147)	$(3,263,136)	$(10,068,283)
Accretion of carrying value to redemption value	4,156,240	—	4,156,240	10,472,899	—	10,472,899
Allocation of net income (loss)	$2,163,343	$(826,408)	$1,336,935	$3,667,752	$(3,263,136)	$404,616
Denominators:
Weighted-average shares outstanding	7,240,883	3,002,625		5,452,529	2,614,542
Basic and diluted net income (loss) per share	$0.30	$(0.28)		$0.67	$(1.25)